Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 11,081	$ 10,773	$ 10,793	$ 11,608	$ 11,056	$ 10,744	$ 10,214	$ 10,128	$ 10,089	$ 9,600	$ 11,232
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	10,856	10,554	10,642	11,544	11,078	10,848	10,395	10,388	10,428	10,000	$ 11,004
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	11,820	11,459	11,435	12,275	11,660	11,291	10,708	10,598	10,522	10,000	$ 12,015
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	11,791	11,434	11,427	12,257	11,645	11,292	10,711	10,598	10,522	10,000	$ 11,982
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742	10,587	10,000	$ 12,349
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742	10,587	10,000	$ 12,349
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,103	11,788	11,731	12,586	12,017	11,557	10,861	10,742	10,587	10,000	$ 12,349
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,103	$ 11,788	$ 11,731	$ 12,586	$ 12,017	$ 11,557	$ 10,861	$ 10,742	$ 10,587	$ 10,000	$ 12,349